UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 97.0%
FHLMC - 7.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$369,814	7.407% due 2/1/32 (a)(b)	$375,611
2,614,277	7.298% due 4/1/32 (a)(b)	2,632,883
942,450	7.288% due 5/1/32 (a)(b)	958,473
4,805,982	6.343% due 4/1/34 (a)(b)	4,878,300
1,542,332	5.750% due 4/1/37 (a)(b)	1,554,581
	Gold:
10,782	7.000% due 11/1/15	11,179
1,140,134	6.500% due 1/1/16-4/1/37	1,165,782
3,483,404	7.000% due 2/1/16-7/1/32 (b)	3,612,368
6,946,841	6.500% due 6/1/16-4/1/37 (b)	7,088,723
2,016,899	6.000% due 3/1/17 (b)	2,047,411
12,732,829	5.500% due 7/1/21 (b)	12,699,208
1,057,525	6.000% due 9/1/28-1/1/32	1,065,314
8,559,898	5.000% due 9/1/33 (b)	8,194,939

	TOTAL FHLMC	46,284,772

FNMA - 78.8%
	Federal National Mortgage Association (FNMA):
1,132,495	5.500% due 5/1/16-11/1/16	1,134,553
1,085,957	6.500% due 7/1/16-7/1/32	1,112,806
157,921,005	5.500% due 12/1/16-12/1/36 (b)	154,917,099
50,788,834	5.000% due 2/1/18-3/1/34 (b)	49,003,862
1,707,626	7.000% due 4/1/26-6/1/32	1,778,482
1,856,874	7.000% due 11/1/27-5/1/32 (b)	1,934,042
1,772,015	7.500% due 8/1/28-4/1/32	1,854,765
2,164,303	6.000% due 3/1/31-7/1/32	2,177,855
154,624,830	6.000% due 4/1/32-3/1/37 (b)	154,943,611
304,926	6.919% due 6/1/32 (a)	311,881
15,216,365	6.500% due 12/1/32-5/1/37 (b)	15,519,513
8,272,356	6.365% due 7/1/37 (a)(b)	8,431,831
5,591,304	6.581% due 7/1/37 (a)(b)	5,653,818
128,000,000	5.000% due 10/11/37-11/13/37 (c)	122,084,680

	TOTAL FNMA	520,858,798

GNMA - 11.2%
	Government National Mortgage Association (GNMA):
3,506,323	7.000% due 2/15/28-11/15/31	3,673,941
751,144	7.500% due 4/15/29-10/15/31	788,244
328,905	7.000% due 6/15/29 (b)	344,762
38,402,301	6.500% due 10/15/31-9/20/36 (b)	39,266,628
794,761	6.500% due 10/15/31-5/15/32	814,590
3,190,951	6.000% due 11/15/32 (b)	3,219,010
26,410,711	5.000% due 5/15/33-9/15/33 (b)	25,606,439

	TOTAL GNMA	73,713,614

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $642,342,195)	640,857,184

ASSET-BACKED SECURITIES - 8.2%
Credit Card - 0.7%
4,692,268	Compucredit Acquired Portfolio Voltage Master Trust, 5.923% due 9/15/18 (a)(b)(d)	4,645,721

Home Equity - 7.5%
196,773	Aames Mortgage Investment Trust, 5.281% due 8/25/35 (a)(d)	196,373

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 7.5% (continued)
	ACE Securities Corp.:
$1,451,111	5.651% due 4/25/34 (a)(b)	$1,410,385
1,571,033	5.301% due 1/25/36 (a)(b)	1,110,293
2,193,865	5.481% due 2/25/36 (a)(b)	2,178,755
666,252	5.531% due 8/25/45 (a)(b)	658,796
1,107,965	Ameriquest Mortgage Securities Inc., 5.501% due 8/25/34 (a)(b)	1,087,882
239,143	Argent Securities Inc., 5.191% due 5/25/36 (a)	238,887
940,567	Asset Backed Funding Certificates, 5.311% due 1/25/35 (a)(b)	939,689
2,166,356	Bayview Financial Acquisition Trust, 5.775% due 4/28/36 (a)(b)	2,128,857
150,000	Bear Stearns Asset-Backed Securities Trust, 5.481% due 9/25/34 (a)	148,149
	Countrywide Asset-Backed Certificates:
289,528	4.800% due 5/25/32 (a)	280,958
746,488	5.341% due 10/25/35 (a)(b)	744,145
291,107	5.331% due 5/25/36 (a)	290,639
2,473,392	5.461% due 7/25/36 (a)(b)(d)	2,276,497
	Countrywide Home Equity Loan Trust:
4,923,337	6.003% due 3/15/30 (a)(b)	4,806,808
1,132,637	5.953% due 9/15/31 (a)(b)	1,106,742
1,022,615	6.043% due 2/15/34 (a)(b)	1,008,924
3,772,368	6.013% due 5/15/34 (a)(b)(d)	3,772,131
3,738,928	EMC Mortgage Loan Trust, 5.581% due 12/25/42 (a)(b)(d)	3,738,913
341,237	GSAMP Trust, 5.531% due 2/25/33 (a)(b)	333,314
91,675	IXIS Real Estate Capital Trust, 5.191% due 8/25/36 (a)	91,486
	Lehman XS Trust:
590,203	5.201% due 6/25/46 (a)(b)	585,451
2,412,712	5.201% due 8/25/46 (a)(b)	2,388,058
100,000	New Century Home Equity Loan Trust, 7.155% due 11/25/33 (a)	91,976
1,642,515	Novastar Home Equity Loan, 5.471% due 9/25/33 (a)(b)	1,612,679
	RAAC:
3,717,193	5.401% due 5/25/36 (a)(b)(d)	3,632,705
236,544	5.381% due 2/25/37 (a)(d)	228,623
1,270,051	Renaissance Home Equity Loan Trust, 5.631% due 12/25/33 (a)(b)	1,235,380
	SACO I Trust:
1,269,541	5.301% due 3/25/36 (a)(b)	1,193,601
2,026,023	5.261% due 6/25/36 (a)(b)	1,803,643
117,083	5.261% due 7/25/36 (a)	102,881
685,978	Structured Asset Investment Loan Trust, 5.811% due 1/25/33 (a)(b)	668,490
1,261,945	Structured Asset Securities Corp., 5.241% due 2/25/36 (a)(b)(d)	861,220
	Truman Capital Mortgage Loan Trust:
6,939,709	5.391% due 3/25/36 (a)(b)(d)	6,315,274
762,046	5.561% due 3/25/37 (a)(b)(d)	685,841

	Total Home Equity	49,954,445

	TOTAL ASSET-BACKED SECURITIES (Cost - $57,266,502)	54,600,166

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
12,945,590	Adjustable Rate Mortgage Trust, Whole Loan, 5.068% due 7/25/35 (a)(b)	12,900,696
2,435,496	American Home Mortgage Assets, 5.321% due 7/25/36 (a)(b)	2,381,778
220,672	American Home Mortgage Investment Trust, 5.211% due 10/25/46 (a)	219,453
4,111,977	Banc of America Funding Corp., 4.992% due 11/20/35 (a)(b)	4,092,479
811,409	Bear Stearns Alternate-A Trust, 5.471% due 9/25/34 (a)(b)	811,090
1,686,788	CBA Commercial Small Balance Commercial Mortgage, 5.381% due 6/25/38 (a)(b)(d)	1,652,788
	Countrywide Alternative Loan Trust:
1,131,535	5.431% due 1/25/35 (a)(b)	1,108,369
2,032,320	5.726% due 7/20/35 (a)(b)	1,992,027

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%(continued)
$186,286	6.293% due 7/20/35 (a)	$182,876
472,226	5.391% due 7/25/35 (a)(b)	463,332
737,705	5.461% due 10/25/35 (a)(b)	727,740
180,313	5.868% due 11/20/35 (a)	176,604
180,313	5.919% due 11/20/35 (a)	176,078
138,712	5.401% due 1/25/36 (a)	135,745
446,587	5.321% due 9/25/46 (a)(b)	436,145
	Countrywide Home Loan:
3,078,903	5.250% due 11/25/33 (b)	3,067,254
1,499,512	5.531% due 9/25/35 (a)(b)(d)	1,466,041
	Mortgage Pass-Through Trust:
493,956	5.431% due 5/25/35 (a)(b)	481,838
684,342	Whole Loan, 3.725% due 5/19/33 (a)(b)	682,975
917,735	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32 (b)	923,636
	Federal National Mortgage Association (FNMA), Whole Loan:
941,632	6.371% due 6/25/33 (a)(b)	952,091
1,648,937	6.356% due 1/25/43 (a)(b)	1,668,437
1,377,559	GSAMP Trust, 5.731% due 6/25/34 (a)(b)	1,378,324
2,983,709	GSMPS Mortgage Loan Trust, 5.481% due 1/25/35 (a)(b)(d)	2,950,281
617,118	Harborview Mortgage Loan Trust, 5.703% due 10/19/37 (a)(b)	607,933
	IMPAC CMB Trust:
601,953	5.521% due 10/25/34 (a)(b)	595,191
1,798,296	5.501% due 11/25/34 (a)(b)	1,798,660
1,614,059	5.481% due 3/25/35 (a)(b)	1,613,160
	IMPAC Secured Assets Corp.:
406,057	5.531% due 11/25/34 (a)(b)	406,437
302,363	5.451% due 3/25/36 (a)	296,945
	Indymac Index Mortgage Loan Trust:
1,102,344	5.326% due 3/25/35 (a)(b)	1,099,544
1,945,280	5.408% due 10/25/35 (a)(b)	1,924,527
1,055,663	Lehman XS Trust, 5.431% due 11/25/35 (a)(b)	1,031,233
1,325,165	Long Beach Mortgage Loan Trust, 5.956% due 9/25/31 (a)(b)	1,047,300
440,299	MASTR Adjustable Rate Mortgage Trust, 5.341% due 4/25/46 (a)(b)	431,667
	Morgan Stanley Mortgage Loan Trust:
818,653	6.133% due 8/25/34 (a)(b)	816,578
934,947	5.281% due 3/25/36 (a)(b)	879,492
351,122	Novastar Mortgage-Backed Notes, 5.321% due 9/25/46 (a)(b)	341,299
52,491	Opteum Mortgage Acceptance Corp., 5.301% due 11/25/35 (a)	52,488
1,447,549	Prime Mortgage Trust, 5.631% due 2/25/35 (a)(b)	1,431,841
240,760	Puma Finance Ltd., 5.560% due 8/9/35 (a)(d)	240,685
549,829	Residential Asset Mortgage Products Inc., 5.581% due 6/25/33 (a)(b)(d)	538,832
	Structured Adjustable Rate Mortgage Loan Trust:
4,152,572	5.316% due 8/25/34 (a)(b)	4,182,244
736,907	5.381% due 2/25/35 (a)(b)	728,875
399,841	5.361% due 5/25/35 (a)(b)	396,959
279,818	Structured ARM Loan Trust, 6.098% due 11/25/34 (a)	286,951
422,676	Structured Asset Mortgage Investments Inc., 5.321% due 7/25/36 (a)(b)	411,032
	Thornburg Mortgage Securities Trust:
141,189	5.581% due 3/25/44 (a)	141,207
1,229,125	5.301% due 1/25/46 (a)(b)	1,223,329
2,090,463	5.236% due 5/25/46 (a)(b)	2,078,381
2,150,194	5.241% due 6/25/46 (a)(b)	2,137,342
	Washington Mutual Inc.:
3,027,087	5.451% due 8/25/45 (a)(b)	2,966,245
206,786	5.421% due 10/25/45 (a)	202,280

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%(continued)
$1,343,471	5.401% due 12/25/45 (a)(b)	$1,314,772
	Washington Mutual Mortgage Pass-Through Certificates:
1,559,034	5.500% due 5/25/33 (b)	1,557,292
684,555	Whole Loan, 4.208% due 6/25/33 (a)(b)	678,487
1,331,729	Zuni Mortgage Loan Trust, 5.261% due 8/25/36 (a)(b)	1,321,818

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $76,829,153)	75,809,103

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $776,437,850)	771,266,453

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 0.3%
1,700,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (e)(f) (Cost - $1,660,217)	1,665,451

Repurchase Agreement - 1.4%
9,527,000	Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $9,530,890; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 9/1/17 to 7/1/37; Market value - $9,809,450) (Cost - $9,527,000)	9,527,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,187,217)	11,192,451

	TOTAL INVESTMENTS - 118.4% (Cost - $787,625,067#)	782,458,904
	Liabilities in Excess of Other Assets - (18.4)%	(121,612,989)

	TOTAL NET ASSETS - 100.0%	$660,845,915

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

MASTR — Mortgage Asset Securitization Transactions Inc.

Schedule of Options Written (unaudited)

Security		Expiration Date	Strike Price	Value
420	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	107	$78,750
	(Premiums received - $126,744)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”), a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,582,867
Gross unrealized depreciation	(6,749,030)

Net unrealized depreciation	$(5,166,163)

At September 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	771	3/08	$184,239,293	$184,037,700	$(201,593)
U.S. Treasury Bonds	201	12/07	22,303,591	22,380,094	76,503
U.S. Treasury 2-Year Note	145	12/07	29,899,053	30,021,797	122,744
U.S. Treasury 5-Year Note	531	12/07	56,594,898	56,833,594	238,696

					$236,350

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,473	12/07	160,999,385	160,971,281	28,104

Net Unrealized Gain on Open Futures Contracts					$264,454

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December, 31, 2006	—	—
Options written	420	$126,744
Options closed	—	—
Options excised	—	—
Options expired	—	—

Options written, outstanding September 30, 2007	420	$126,744

At September 30, 2007, the Fund held TBA securities with a total cost of $121,898,547.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2007